COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
The following is a schedule, by years, of maturities of lease liabilities as of June 30:

June 30, 2019
Unaudited
Future minimum lease payments:
2019 (excluding the Six months ended June 30, 2019)	618
2020	1,238
2021	1,139
2022	272
2023	16
Thereafter	3
Total future minimum lease payments	3,286
Less imputed interest	161
Net present value of future minimum lease payments	3,125

Schedule of Balance Sheet Information Related to Leases
Presented as of June 30, 2019:
Short-term lease liabilities	1,152
Long-term lease liabilities	1,973
Net present value of future minimum lease payments	3,125

Schedule of Weighted Average of Operating Lease Term and Discount Term
The components of lease costs, lease term and discount rate are as follows:

Operating lease cost	615
Weighted average of remaining operating lease term	1.05
Weighted average of operating lease discount term	3.23%

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental cash flow information related to leases are as follows:

Six months ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	631

Lease liabilities arising from obtaining right-of-use assets:
Operating leases	294